Bank Loans	12 Months Ended
Dec. 31, 2024
Bank Loans [Abstract]
BANK LOANS

NOTE 13 – BANK LOANS

Bank loans as of December 31, 2024 and 2023 are summarized as follows:

	December 31,	December 31,
	2024	2023
Bank loans	€90,756	€328,236
Lines of credit	4,279,193	3,661,662
	4,369,949	3,989,898
less: current portion	(4,369,949)	(3,895,585)
	€-	€94,313

The terms and conditions of outstanding bank loans are as follows:

		Nominal		December 31, 2024		December 31, 2023
		interest	Year of	Face	Carrying	Face	Carrying
Bank Loans	Currency	rate	maturity	Value	Amount	Value	Amount
Bankia SA	EUR	1.50%	2025	400,000	34,638	400,000	136,378
Targobank SA	EUR	1.87%	2025	100,000	12,886	100,000	38,322
Banco de Sabadell SA	EUR	1.50%	2025	250,000	21,411	250,000	85,004
Liberbank	EUR	1.55%	2025	170,000	21,821	170,000	68,532
				€920,000	€90,756	€920,000	€328,236

During the years ended December 31, 2024, 2023 and 2022, the Company incurred bank loan interest expense of €5,367, €12,618 and €9,977, respectively.

The Company’s obligations are secured by substantially all of the assets of the Company.

Principal repayments to maturity by fiscal year are as follows:

Year ended December 31,
2025	€90,756
Total	€90,756

In addition, the Company maintains the following lines of credit:

As of December 31, 2024

				December 31,
		Nominal		2024
	Credit	interest		Carrying
Line of credit	Limit	rate	Maturity	Value
Caixabank	€2,500,000	0.60% + Euribor	3/25/2025	€2,455,013
Sabadell	2,400,000	1.20% + Euribor	2/8/2025	196,576
BBVA	1,570,000	1.90% + Euribor	12/22/2025	992,712
Santander	4,000,000	0.45% + Euribor	2/28/2025	30,720
Bankinter	2,690,000	0.90% + Euribor	3/20/2025	494,172
Bankinter	110,000	0.75% + Euribor	3/20/2025	110,000
	€13,270,000			€4,279,193

As of December 31, 2023

				‘December 31,
		Nominal		2023
	Credit	interest		Carrying
Line of credit	Limit	rate	Maturity	Value
Caixabank	€2,500,000	2.00% + Euribor	4/25/2024	€2,308,058
Sabadell	2,700,000	2.75% + Euribor	5/28/2024	-
BBVA	1,500,000	1.65% + Euribor	12/22/2024	270,866
Santander	4,000,000	1.65% + Euribor	6/28/2024	1,012,738
Abanca	700,000	2.00% + Euribor	11/30/2024	-
Bankinter ICO	700,000	1.40% + Euribor	6/21/2024	70,000
	€12,100,000			€3,661,662

The Company has €3.6 million facility that is unsecured and can be drawn down to meet short-term financing needs. The facility has a maturity of one to three years for the ICO credit lines that renews automatically at the option of the Company. Interest is payable at an average rate of Euribor plus 2.11 basis points. During the years ended December 31, 2024, 2023 and 2022, the Company incurred interest expense from line of credit of €147,761, €133,977 and €192,391, respectively.